Schedule of Investments (unaudited) October 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Auto Parts & Equipment — 0.4%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27 (Call 12/04/23)(a)	$80	$78,822

Beverages — 0.1%
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)	25	20,511

Chemicals — 0.1%
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	40	31,001

Commercial Services — 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 12/01/23)(a)	80	74,894
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 12/01/23)(a)	60	55,694
Sotheby’s, 7.38%, 10/15/27 (Call 11/13/23)(a)	75	66,989
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 12/01/23)(a)	40	39,724

		237,301

Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)(a)	13	12,917

Entertainment — 0.2%
Caesars Entertainment Inc., 4.63%, 10/15/29 (Call 10/15/24)(a)	45	37,008

Environmental Control — 0.4%
GFL Environmental Inc., 4.00%, 08/01/28 (Call 11/14/23)(a)	25	21,583
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(a)	80	61,966

		83,549

Food — 0.3%
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 11/13/23)(a)	60	59,147

Health Care - Products — 0.3%
Mozart Debt Merger Sub Inc., 5.25%, 10/01/29 (Call 10/01/24)(a)	80	68,117

Housewares — 0.1%
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(a)	35	19,783

Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (Call 12/01/23)(a)	80	72,990
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	80	68,609
Hub International Ltd., 7.00%, 05/01/26 (Call 11/13/23)(a)	60	58,463

		200,062

Internet — 0.2%
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(a)	45	39,710

Machinery — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	25	21,853

Real Estate — 0.3%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)	49	38,358
Cushman & Wakefield U.S. Borrower LLC 6.75%, 05/15/28 (Call 12/01/23)(a)	30	27,377
8.88%, 09/01/31 (Call 09/01/26)(a)	3	2,845

Security	Par (000)	Value

Real Estate (continued)
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(a)	$4	$2,529

		71,109

Real Estate Investment Trusts — 0.1%
VICI Properties LP/VICI Note Co. Inc., 4.50%, 09/01/26 (Call 06/01/26)(a)	30	28,084

Retail — 0.9%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30 (Call 01/15/25)(a)	90	71,521
IRB Holding Corp., 7.00%, 06/15/25 (Call 12/01/23)(a)	60	59,927
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 12/01/23)(a)	60	52,534

		183,982

Software — 0.2%
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)	9	8,928
Cloud Software Group Inc., 9.00%, 09/30/29 (Call 09/30/25)(a)	29	24,719

		33,647

Total Corporate Bonds & Notes — 5.9% (Cost: $1,239,493)		1,226,603

Floating Rate Loan Interests

Advertising — 0.5%
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/21/28(b)	41	40,707
Clear Channel Outdoor Holdings Inc., Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.14%, 08/21/26(b)	69	66,004

		106,711

Aerospace & Defense — 1.5%
Barnes Group Inc., Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.42%, 09/03/30(b)	15	14,800
Bleriot U.S. Bidco Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.65%, 10/31/28(b)	17	16,960
Cobham Ultra SeniorCo S.a.r.l, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.36%, 08/03/29(b)	30	28,750
Dynasty Acquisition Co. Inc., 2023 Term Loan B1, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28(b)	113	111,820
Dynasty Acquisition Co., Inc., 2023 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28(b)	49	47,923
TransDigm Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.64%, 08/24/28(b)	86	86,291

		306,544

Airlines — 2.1%
Air Canada, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 08/11/28(b)	79	79,059
American Airlines Inc.
2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.75%), 7.32%, 01/29/27(b)	40	38,694
2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.54%, 02/15/28(b)	79	78,133
2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.43%, 04/20/28(b)	62	62,775
Kestrel Bidco Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.42%, 12/11/26(b)	26	24,938
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.80%, 06/21/27(b)	78	80,284

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
United Airlines Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.19%, 04/21/28(b)	71	$70,640

		434,523

Alternate Investments — 0.0%
GIP Pilot Acquisition Partners LP, Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.39%, 10/04/30(c)	10	9,975

Apparel — 0.5%
Crocs Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.53%, 02/20/29(b)	27	27,118
Fanatics Commerce Intermediate Holdco, LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 11/24/28(b)	50	49,026
Hanesbrands Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 03/08/30(b)(c)	18	17,664

		93,808

Auto Parts & Equipment — 0.7%
Adient US LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.69%, 04/10/28(b)	26	25,684
Clarios Global LP, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.07%, 05/06/30(b)	84	83,790
Tenneco Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 10.48%, 11/17/28(b)	39	32,376

		141,850

Banks — 0.5%
AqGen Ascensus Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.18%, 08/02/29(b)	33	30,914
AqGen Island Holdings Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.94%, 08/02/28(b)	72	70,678

		101,592

Beverages — 1.2%
Naked Juice LLC
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.74%, 01/24/29(b)	151	138,872
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.49%, 01/24/30(b)	79	63,239
Triton Water Holdings Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 03/31/28(b)	44	41,896

		244,007

Building Materials — 2.4%
ACProducts Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.90%, 05/17/28(b)	40	31,346
Chamberlain Group Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 11/03/28(b)	89	86,420
CP Atlas Buyer Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 11/23/27(b)	50	45,865
CPG International Inc., 2022 Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%), 7.92%, 04/28/29(b)	30	29,598
Emrld Borrower LP, Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.38%, 05/31/30(b)	30	29,920
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 7.17%, 03/01/27(b)	18	17,705
IPS Corporation, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/02/28(b)	25	24,539
Jeld-Wen Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.69%, 07/28/28(b)	20	19,748
Oscar AcquisitionCo, LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.99%, 04/29/29(b)	54	52,988
Quikrete Holdings Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/19/29(b)	20	19,927

Security	Par (000)	Value

Building Materials (continued)
Smyrna Ready Mix Concrete, LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.67%, 04/02/29(b)(c)	20	$20,000
Standard Industries Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.95%, 09/22/28(b)	39	39,403
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.74%, 12/31/26(b)	79	78,355

		495,814

Chemicals — 3.8%
Aruba Investments Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/24/27(b)	25	24,314
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.32%, 08/27/26(b)	34	32,042
Axalta Coating Systems U.S. Holdings Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.89%, 12/20/29(b)	53	52,865
Chemours Co. (The), 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 8.82%, 08/18/28(b)(c)	40	38,800
Derby Buyer LLC, USD Term Loan, 11/01/30(c)(d)	48	47,361
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.77%, 10/04/29(b)	30	27,554
Element Solutions Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.32%, 01/31/26(b)	40	39,514
H.B. Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.57%, 02/15/30(b)	11	10,961
Ineos U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 02/18/30(b)	20	19,495
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.42%, 07/03/28(b)	30	24,961
LSF11 A5 Holdco LLC
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.94%, 10/15/28(b)	62	59,814
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.67%, 10/15/28(b)	10	9,769
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.15%, 03/02/26(b)	44	43,668
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.82%, 03/29/28(b)	68	64,277
New Arclin U.S. Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 09/30/28(b)	40	38,067
Nouryon Finance BV, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 04/03/28(b)	29	28,249
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 11/09/28(b)	33	32,621
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR + 3.60%), 9.01%, 10/14/24(b)	64	62,614
PQ Corporation, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.98%, 06/09/28(b)	39	39,213
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 08/02/28(b)	40	39,267
W.R. Grace & Co.-Conn., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.40%, 09/22/28(b)	50	48,539

		783,965

Commercial Mbs — 0.7%
GTCR W Merger Sub LLC, USD Term Loan B, 09/20/30(d)	56	55,556

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mbs (continued)
Prime Security Services Borrower, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 10/14/30	30	$29,925
Spring Education Group Inc., Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.91%, 10/04/30	54	52,899

		138,380

Commercial Services — 7.2%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.92%, 08/17/26(b)	64	64,206
AlixPartners, LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.19%, 02/04/28(b)	81	81,066
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 05/12/28(b)	109	103,249
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 05/12/28(b)	12	11,618
Avis Budget Car Rental, LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.19%, 08/06/27(b)	30	29,463
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%, 0.25% PIK), 9.17%, 03/03/25(b)	45	41,823
Belron Finance U.S. LLC, 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.43%), 8.06%, 04/13/28(b)	49	49,443
Belron Luxembourg Sarl, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.25%, 04/18/29(b)	15	14,972
Bright Horizons Family Solutions, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.69%, 11/24/28(b)	59	59,117
CHG Healthcare Services Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 09/29/28(b)	49	48,932
CoreLogic Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.94%, 06/02/28(b)	146	132,283
Creative Artists Agency, LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.82%, 11/27/28(b)	73	72,355
Element Materials Technology Group US Holdings Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.74%, 07/06/29(b)	19	18,163
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.74%, 07/06/29(b)	41	39,352
Galaxy US Opco Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.13%, 04/29/29(b)	75	69,010
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 06/12/30(b)	45	44,928
Learning Care Group, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.14%, 08/11/28(b)	8	7,995
Mavis Tire Express Services Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.44%, 05/04/28(b)	59	58,461
Midas Intermediate Holdco II, LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.85%, 1.50% PIK), 13.69%, 06/30/27(b)	71	66,449
PECF USS Intermediate Holding III Corporation, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.89%, 12/15/28(b)	36	27,088
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 10.16%, 01/15/27(b)	59	57,284
Trans Union, LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 7.17%, 11/16/26(b)	40	39,432

Security	Par (000)	Value

Commercial Services (continued)
2021 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.69%, 12/01/28(b)	79	$78,624
TruGreen Limited Partnership, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/02/27(b)	66	62,088
Verscend Holding Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.44%, 08/27/25(b)	84	84,016
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.44%, 07/30/28(b)(c)	37	36,088
Wand NewCo 3 Inc., 2020 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/05/26(b)	69	69,107
WEX Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.69%, 03/31/28(b)	20	19,769

		1,486,381

Computers — 2.7%
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 02/15/29(b)	30	28,985
ASGN Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 08/30/30(b)	14	14,024
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28(b)	102	94,217
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28(b)	19	17,279
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.64%, 07/27/28(b)	69	48,505
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.25%), 13.89%, 07/27/29(b)	40	17,200
McAfee, LLC, 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.16%, 03/01/29(b)	89	85,033
Peraton Corp.
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/01/28(b)	79	77,365
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.23%, 02/01/29(b)	30	28,741
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.07%, 08/31/28(b)	148	148,263

		559,612

Cosmetics & Personal Care — 1.0%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.24%, 10/01/26(b)	208	207,578

Distribution & Wholesale — 1.2%
American Builders & Contractors Supply Co. Inc., 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.42%, 01/15/27(b)	59	59,239
Core & Main LP, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.97%, 07/27/28(b)	94	93,211
Dealer Tire Financial LLC, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 12/14/27(b)	55	54,554
PAI Holdco Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.39%, 10/28/27(b)	46	43,005

		250,009

Diversified Financial Services — 2.5%
Advisor Group, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 4.50%), 9.82%, 08/17/28(b)	62	61,205
Aretec Group Inc., 2023 Incremental Term Loan, 08/09/30(b)(d)	19	18,427

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Castlelake Aviation Limited, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 10/22/26(b)	51	$50,752
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.14%, 04/09/27(b)	198	190,861
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 04/07/28(b)	50	46,907
Fleetcor Technologies Operating Company, LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.17%, 04/28/28(b)	59	59,228
Focus Financial Partners, LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 06/30/28(b)	30	29,388
2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.82%, 06/30/28(b)	28	27,907
Setanta Aircraft Leasing Designated Activity Company, Term Loan B, (3-mo. CME Term SOFR + 2.00%), 7.65%, 11/05/28(b)	30	29,967

		514,642

Electric — 0.6%
Calpine Construction Finance Co., L.P., 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 07/31/30(b)	40	39,635
ExGen Renewables IV, LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.50%), 8.18%, 12/15/27(b)	38	37,516
MX Holdings US, Inc., 2023 USD Term Loan B1D, 07/31/28(d)	7	6,982
Pike Corporation, 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.44%, 01/21/28(b)	30	29,904

		114,037

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc., 2020 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.70%, 12/22/27(b)	16	15,869

Electronics — 0.6%
II-VI Incorporated, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 07/02/29(b)	42	41,591
Roper Industrial Products Investment Co. LLC, USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.89%, 11/22/29(b)	73	72,454

		114,045

Engineering & Construction — 1.1%
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.19%, 09/22/28(b)	40	38,788
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 09/22/28(b)	25	24,801
Brand Industrial Services Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.87%, 08/01/30(b)	124	119,350
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 12/16/27(b)	8	7,881
USIC Holdings Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.94%, 05/12/28(b)	40	38,192

		229,012

Entertainment — 4.9%
Bally’s Corporation, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.93%, 10/02/28(b)	20	18,317

Security	Par (000)	Value

Entertainment (continued)
Caesars Entertainment Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 02/06/30(b)	41	$40,597
CDS U.S. Intermediate Holdings Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 03/08/30(b)	33	32,404
Churchill Downs Incorporated, 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.42%, 03/17/28(b)	50	49,394
ECL Entertainment, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.14%, 08/31/30(b)	16	15,947
Formula One Holdings Ltd., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.57%, 01/15/30(b)	59	58,945
Herschend Entertainment Company, LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.19%, 08/27/28(b)	49	49,387
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.67%, 03/24/25(b)	39	39,296
Live Nation Entertainment Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.19%, 10/19/26(b)	99	98,567
Motion Finco Sarl
USD Term Loan B1, (3-mo. CME Term SOFR + 3.25%), 8.90%, 11/12/26(b)	32	31,702
Delayed Draw Term Loan B2, (3-mo. CME Term SOFR + 3.25%), 8.90%, 11/12/26(b)	5	4,519
NASCAR Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.94%, 10/19/26(b)	10	9,755
Penn National Gaming Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.17%, 05/03/29(b)	69	69,164
Scientific Games International Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/14/29(b)	40	39,469
SeaWorld Parks & Entertainment Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 08/25/28(b)	30	29,610
SMG US Midco 2 Inc., 2020 Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.14%, 01/23/25(b)	30	29,646
Stars Group Holdings BV
2018 USD Incremental Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.90%, 07/21/26(b)	59	59,331
2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 07/22/28(b)	50	49,500
UFC Holdings, LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.40%, 04/29/26(b)	63	63,035
William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.19%, 05/18/25(b)	130	129,669
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.56%, 01/20/28(b)	98	97,792

		1,016,046

Environmental Control — 1.6%
Covanta Holding Corp.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28(b)	44	43,507
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 11/30/28(b)	3	3,309
Filtration Group Corp., 2023 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.69%, 10/21/28(b)	59	59,347
Filtration Group Corporation, 2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.94%, 10/21/28(b)	74	73,589

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
GFL Environmental Inc., 2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.91%, 05/31/27(b)	23	$22,612
JFL-Tiger Acquisition Co. Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.40%, 10/17/30	18	17,741
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.70%, 06/21/28(b)	79	76,265
Packers Holdings, LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.69%, 03/09/28(b)	36	20,422
The Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.90%, 10/24/30(c)	21	20,894

		337,686

Food — 3.2%
8th Avenue Food & Provisions Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.19%, 10/01/25(b)	61	57,679
B&G Foods Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR + 2.50%), 7.83%, 10/10/26(b)	9	9,027
Chobani, LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.94%, 10/25/27(b)	124	123,465
Froneri International Ltd., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.67%, 01/29/27(b)	114	113,136
H Food Holdings LLC, 2018 Term Loan B, (3-mo. LIBOR US + 3.69%), 9.27%, 05/23/25(b)	15	12,503
Hostess Brands LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.89%, 06/28/30(b)	66	65,776
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.47%, 11/13/29(b)	30	29,816
Sovos Brands Intermediate Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.14%, 06/08/28(b)	75	75,355
US Foods Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.44%, 09/13/26(b)	46	46,130
2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.94%, 11/22/28(b)	22	21,867
UTZ Quality Foods, LLC, 2021 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.64%, 01/20/28(b)	104	103,767

		658,521

Food Service — 0.3%
Aramark Services Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.94%, 04/06/28(b)	20	19,954
2023 Term Loan B6, (1-mo. CME Term SOFR + 2.50%), 7.94%, 06/22/30(b)	49	49,261

		69,215

Forest Products & Paper — 0.2%
Asplundh Tree Expert, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.17%, 09/07/27(b)	40	39,610

Gas — 0.3%
New Fortress Energy Inc., Term Loan, 10/27/28(c)(d)	60	55,200

Health Care - Products — 2.6%
Avantor Funding Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 11/08/27(b)	28	28,305
Bausch & Lomb Corp.
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.76%, 05/10/27(b)	75	71,527

Security	Par (000)	Value

Health Care - Products (continued)
2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.32%, 09/29/28	30	$28,800
Curia Global Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.23%, 08/30/26(b)	5	3,961
Femur Buyer Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.50%), 10.15%, 03/05/26(b)	30	27,617
Insulet Corporation, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.69%, 05/04/28(b)	20	19,707
Maravai Intermediate Holdings, LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.40%, 10/19/27(b)	74	72,017
Medical Solutions Holdings Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.77%, 11/01/28(b)	30	27,632
Medline Borrower, LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 10/23/28(b)	183	181,883
Sotera Health Holdings, LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.39%, 12/11/26(b)	74	73,707

		535,156

Health Care - Services — 2.5%
Catalent Pharma Solutions Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.45%, 02/22/28(b)	49	48,296
Da Vinci Purchaser Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.44%, 01/08/27(b)	40	39,014
Electron BidCo Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 11/01/28(b)	64	63,595
eResearchTechnology Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.94%, 02/04/27(b)	30	28,453
Fortrea Holdings Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 07/01/30(b)	14	13,948
ICON Luxembourg S.A.R.L., LUX Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.90%, 07/03/28(b)	64	63,699
IQVIA Inc., 2018 USD Term Loan B3, (3-mo. CME Term SOFR + 1.75%), 7.40%, 06/11/25(b)	30	30,030
MED ParentCo LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.69%, 08/31/26(b)	20	18,429
Parexel International Corporation, 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 11/15/28(b)	104	102,607
Precision Medicine Group, LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.49%, 11/18/27(b)	44	43,689
Star Parent Inc., Term Loan B, (3-mo. LIBOR US + 4.00%), 9.39%, 09/27/30	30	28,549
Surgery Center Holdings Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.20%, 08/31/26(b)	28	27,986

		508,295

Home Furnishings — 0.5%
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.69%, 10/30/27(b)	112	97,245

Housewares — 0.9%
Restoration Hardware Inc.
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.94%, 10/20/28(b)	20	18,462
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 10/20/28(b)	20	18,642

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housewares (continued)
Solis IV BV, USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.89%, 02/26/29(b)	94	$88,722
Springs Windows Fashions, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.44%, 10/06/28(b)	83	67,269

		193,095

Insurance — 5.4%
Alliant Holdings Intermediate, LLC
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/05/27(b)	122	121,871
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.94%, 11/05/27(b)	59	59,160
AmWINS Group Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.69%, 02/19/28(b)	69	68,635
2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 02/19/28(b)	16	15,828
Amynta Agency Borrower Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.42%, 02/28/28(b)	27	26,691
AssuredPartners Inc.
2023 Term Loan B4, 02/12/27(d)	3	2,983
2020 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.94%, 02/12/27(b)	99	98,037
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.25%), 8.69%, 12/23/26(b)	89	85,917
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.67%, 08/19/28(b)	11	10,445
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.25%), 10.69%, 01/31/28(b)	30	25,982
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.25%), 10.69%, 01/20/29(b)	30	25,543
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.95%, 10/14/27(b)	49	48,875
Hub International Ltd., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.37%, 11/10/29(b)	20	19,814
HUB International Ltd., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.66%, 06/20/30(b)	154	153,560
Jones Deslauriers Insurance Management Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.62%, 03/15/30(b)	40	39,900
Ryan Specialty Group, LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 09/01/27(b)	59	59,239
Sedgwick Claims Management Services Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 02/24/28(b)	139	138,511
USI Inc.
2023 Acquisition Term Loan, 09/27/30(d)	17	16,894
2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.14%, 11/22/29(b)	94	93,494

		1,111,379

Internet — 4.4%
Adevinta ASA, USD Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.32%, 06/26/28(b)	23	22,661
Barracuda Networks Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.88%, 08/15/29(b)	30	28,323
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.93%, 11/08/27(b)	54	54,164

Security	Par (000)	Value

Internet (continued)
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.44%, 08/10/27(b)	40	$39,530
2022 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.82%, 11/09/29(b)	44	43,681
GoodRx Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 10/10/25(b)	20	19,757
I-Logic Technologies Bidco Limited, 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.54%, 02/16/28(b)	20	19,675
ION Trading Finance Limited, 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.24%, 04/03/28(b)	20	19,117
MH Sub I LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 05/03/28(b)	169	161,079
MH Sub I, LLC, 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.57%, 02/23/29(b)	100	86,625
NortonLifeLock Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.42%, 09/12/29(b)	46	45,720
Proofpoint Inc. 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 08/31/28(b)	148	145,849
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.69%, 08/31/29(b)	30	30,022
PUG LLC, USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.94%, 02/12/27(b)	126	118,402
Uber Technologies Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.16%, 03/03/30(b)	73	73,346
Voyage Australia Pty Limited, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.18%, 07/20/28(b)	9	8,634

		916,585

Leisure Time — 2.0%
Alterra Mountain Co., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.17%, 05/31/30(b)	5	4,984
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.34%, 08/08/27(b)	35	34,258
City Football Group Ltd., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.45%, 07/21/28(b)	63	62,684
Equinox Holdings Inc., 2017 1st Lien Term Loan, (6-mo. LIBOR US at 1.00% Floor + 3.00%), 8.73%, 03/08/24(b)	119	114,211
Hayward Industries Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.19%, 05/30/28(b)	40	38,838
Peloton Interactive Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27(b)	20	19,824
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 03/15/30(b)	36	35,619
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 08/03/28(b)	99	97,991

		408,409

Lodging — 2.2%
Aimbridge Acquisition Co. Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.19%, 02/02/26(b)	58	55,857
Fertitta Entertainment, LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/27/29(b)	139	135,354
Four Seasons Hotels Ltd., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.92%, 11/30/29(b)	106	106,137
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 7.17%, 06/22/26(b)	70	69,909

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 01/05/29(b)	16	$15,811
Station Casinos LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 0.25% Floor + 2.25%), 7.67%, 02/08/27(b)	40	39,283
Wyndham Hotels & Resorts Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.67%, 05/24/30(b)	30	29,946

		452,297

Machinery — 2.0%
Arcline FM Holdings, LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.40%, 06/23/28(b)	40	39,111
Gardner Denver Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 7.17%, 03/01/27(b)	31	31,329
Generac Power Systems Inc., 2019 Term Loan B, 12/13/26(b)(d)	10	9,971
SPX Flow Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 04/05/29(b)	70	69,016
Titan Acquisition Limited, 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.73%, 03/28/25(b)	94	92,544
TK Elevator U.S. Newco Inc., Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.38%, 07/30/27(b)	94	93,374
Vertiv Group Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 03/02/27(b)	84	83,690

		419,035

Manufacturing — 0.3%
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.92%, 03/31/27(b)	69	69,114

Media — 1.8%
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.41%, 01/31/26(b)	39	38,932
CSC Holdings, LLC, 2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.95%, 04/15/27(b)	60	53,601
DirecTV Financing, LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.44%, 08/02/27(b)	45	43,776
NEP/NCP Holdco, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.69%, 10/20/25(b)	49	44,185
Radiate Holdco, LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.69%, 09/25/26(b)	98	80,591
Sinclair Television Group Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.75%), 9.17%, 04/21/29(b)	49	33,629
UPC Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.00%), 8.45%, 01/31/29(b)	25	24,479
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 8.70%, 01/31/29(b)	24	23,501
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.50%), 7.95%, 04/30/28(b)	30	29,329

		372,023

Metal Fabricate & Hardware — 0.1%
AZZ Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 05/13/29(b)	19	18,947

Packaging & Containers — 1.3%
Charter NEX US Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.19%, 12/01/27(b)	125	121,531
LABL Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.42%, 10/29/28(b)	45	41,870
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/14/26(b)	37	35,638

Security	Par (000)	Value

Packaging & Containers (continued)
Pregis TopCo Corporation, 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.07%, 07/31/26(b)	20	$19,517
Trident TPI Holdings Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.65%, 09/15/28(b)	44	43,082

		261,638

Pharmaceuticals — 2.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.94%, 05/04/25(b)	30	29,001
Bausch Health Companies Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.69%, 02/01/27(b)	38	28,763
Elanco Animal Health Incorporated, Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.16%, 08/01/27(b)	73	71,618
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.49%, 10/01/27(b)	69	66,112
Jazz Financing Lux S.a.r.l., USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.94%, 05/05/28(b)	79	79,057
Option Care Health Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.19%, 10/27/28(b)	35	34,669
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.45%, 06/02/28(b)	64	63,526
Perrigo Investments, LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 04/20/29(b)	30	29,551
PRA Health Sciences Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.90%, 07/03/28(b)	16	15,871

		418,168

Pipelines — 1.2%
Freeport LNG Investments, LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.18%, 12/21/28(b)	123	121,256
Medallion Midland Acquisition, LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 10/18/28(b)	49	49,496
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 10/05/28(b)	70	69,580

		240,332

Real Estate — 0.4%
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 08/21/25(b)	3	3,408
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 01/31/30(b)(c)	48	45,406
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/31/30(b)(c)	30	28,725

		77,539

Real Estate Investment Trusts — 0.1%
RHP Hotel Properties LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.07%, 05/18/30(b)	20	19,890

Retail — 3.4%
1011778 B.C. Un Ltd. Liability Co., 2023 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.57%, 09/20/30(b)	79	78,569
Beacon Roofing Supply Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.69%, 05/19/28(b)	40	39,513
EG America LLC, 2018 USD Term Loan, (1-mo. SOFR + 4.00%), 9.41%, 02/07/25(b)	82	82,187
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 12/15/27(b)	95	93,900

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 12/17/27(b)	30	$28,211
Leslie’s Poolmart Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.19%, 03/09/28(b)	30	28,903
PetSmart Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/11/28(b)	89	87,660
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.42%, 08/04/28(b)	59	59,206
Sally Holdings, LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 02/28/30(b)	20	19,885
SRS Distribution Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.94%, 06/02/28(b)	99	96,269
USI Inc., 2023 Refi Term Loan, (3-mo. CME Term SOFR + 3.25%), 8.64%, 09/27/30	19	18,923
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 10/19/27(b)	79	78,367

		711,593

Semiconductors — 0.3%
MKS Instruments Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 08/17/29	69	68,665

Software — 10.8%
Applied Systems Inc.
2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.89%, 09/18/26(b)	72	71,747
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.14%, 09/17/27(b)	40	40,108
Ascend Learning, LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/11/28(b)	34	31,993
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 11.17%, 12/10/29(b)	25	21,029
Athenahealth Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 02/15/29(b)	93	89,607
Banff Merger Sub Inc., 2021 USD Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.19%, 10/02/25(b)	39	39,384
Camelot U.S. Acquisition LLC
Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.44%, 10/30/26(b)	59	58,631
2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.44%, 10/30/26(b)	79	78,394
CCC Intelligent Solutions Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.69%, 09/21/28(b)	49	49,323
Central Parent Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.41%, 07/06/29	129	128,256
Cloud Software Group Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.99%, 03/30/29(b)	209	198,264
Cloudera Inc.
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 10/08/28(b)	25	23,663
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.42%, 10/08/29(b)	30	26,837
Cornerstone OnDemand Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.19%, 10/16/28(b)	26	24,942
Dun & Bradstreet Corporation (The)
2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 02/06/26(b)	134	133,314
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.00%), 8.33%, 01/18/29(b)	69	69,106

Security	Par (000)	Value

Software (continued)
Emerald TopCo Inc, Term Loan, (1-mo. CME Term SOFR + 3.50%), 9.18%, 07/24/26(b)	84	$79,756
Grab Holdings Inc, Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.94%, 01/29/26(b)	31	31,366
Greeneden U.S. Holdings II, LLC, 2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.44%, 12/01/27(b)	97	97,133
Helios Software Holdings Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.74%, 07/18/30(b)	37	36,639
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 10/27/28(b)	99	98,593
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/13/28(b)	68	65,620
Polaris Newco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.44%, 06/02/28(b)	150	141,185
RealPage Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 04/24/28(b)	168	164,346
Severin Acquisition, LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 8.63%, 08/01/27(b)	63	62,427
Sophia, L.P., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 10/07/27(b)	84	82,972
SS&C European Holdings Sarl, 2018 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.19%, 04/16/25(b)	23	22,603
SS&C Technologies Inc., 2018 Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 7.19%, 04/16/25(b)	24	24,289
Ultimate Software Group Inc. (The)
2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.76%, 05/04/26(b)	20	19,648
Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.23%, 05/04/26(b)	40	39,481
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.76%, 05/03/27(b)	50	49,888
Veritas U.S. Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.11%), 10.44%, 09/01/25(b)	59	50,082
VS Buyer, LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.67%, 02/28/27(b)	72	71,452

		2,222,078

Telecommunications — 3.9%
A-L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.82%, 06/30/28	22	20,975
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.89%, 08/15/28(b)	60	52,942
CenturyLink Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.69%, 03/15/27(b)	69	52,071
Ciena Corp. 2020 Term Loan B, 10/24/30(b)(d)	47	46,960
2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.84%, 01/18/30(b)	8	7,957
Cogeco Financing 2 LP, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.88%, 09/29/28	40	38,818
Connect Finco Sarl, 2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.82%, 12/11/26(b)	178	173,781
Digicel International Finance Limited, 2017 Term Loan B, (3-mo. LIBOR US + 3.25%), 8.90%, 05/28/24(b)	30	27,089
Digicel International Finance Ltd., 2017 Term Loan B1, 05/27/24(d)	1	1,174
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.19%, 04/30/28(b)	17	16,972
Iridium Satellite LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.82%, 09/20/30(b)	92	91,923

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Floating Rate Loan ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Level 3 Financing Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.19%, 03/01/27(b)	50	$46,597
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 04/11/25(b)	30	29,664
Viasat Inc. 2023 Term Loan, 05/30/30(d)	29	26,771
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 03/02/29(b)	40	36,449
Zayo Group Holdings Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.44%, 03/09/27(b)	160	134,625

		804,768

Transportation — 0.3%
Genesee & Wyoming Inc. (New), Term Loan, (3-mo. CME Term SOFR + 2.00%), 7.49%, 12/30/26(b)	20	19,770
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.67%, 12/15/26(c)	39	38,478
Rand Parent, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.64%, 03/17/30(b)	11	10,514

		68,762

Total Floating Rate Loan Interests — 89.8% (Cost: $18,421,938)		18,519,645

	Shares

Common Stocks

Diversified Telecommunication Services — 0.1%
Learfield Communications LLC, NVS, (Acquired 09/06/23, Cost $ 3,910)(c)(e)	312	11,856

Total Common Stocks — 0.1% (Cost $3,910)		11,856

Investment Companies

Exchange Traded Funds — 1.1%
iShares 0-5 Year High Yield Corporate Bond ETF(f)	750	30,398
iShares iBoxx $ High Yield Corporate Bond ETF(f)	2,775	201,382

		231,780

Total Investment Companies — 1.1% (Cost $232,660)		231,780

Total Long-Term Investments — 96.9% (Cost: $19,898,001)		19,989,884

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(f)(g)	710,000	$710,000

Total Short-Term Securities — 3.4% (Cost: $710,000)		710,000

Total Investments — 100.3% (Cost: $20,608,001)		20,699,884

Liabilities in Excess of Other Assets — (0.3)%		(64,982)

Net Assets — 100.0%		$20,634,902

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $11,856, representing 0.1% of its net assets as of period end, and an original cost of $3,910.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Floating Rate Loan ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$950,000	$—	$(240,000	)(a)	$—	$—	$710,000	710,000	$10,631	$—
iShares 0-5 Year High Yield Corporate Bond ETF	31,260	—	—		—	(862)	30,398	750	505	—
iShares iBoxx $ High Yield Corporate Bond ETF	209,512	—	—		—	(8,130)	201,382	2,775	3,035	—

					$—	$(8,992)	$941,780		$14,171	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,226,603	$—	$1,226,603
Floating Rate Loan Interests	—	18,161,054	358,591	18,519,645
Investment Companies	231,780	—	—	231,780
Common Stocks	—	—	11,856	11,856
Short-Term Securities
Money Market Funds	710,000	—	—	710,000
Unfunded Floating Rate Loan Interests(a)	—	—	8	8

	$941,780	$19,387,657	$370,455	$20,699,892

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Floating Rate Loan ETF

in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of July 31, 2023	—	232,860	—	232,860
Transfers into Level 3	—	97,925	—	97,925
Transfers out of Level 3	—	(186,741)	—	(186,741)
Accrued discounts/premiums	—	203	—	203
Net realized gain (loss)	—	356	—	356
Net change in unrealized appreciation (depreciation)(a)	7,946	626	8	8,580
Purchases	3,910	221,703	—	225,613
Sales	—	(8,341)	—	(8,341)

Closing balance, as of October 31, 2023	11,856	358,591	8	370,455

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2023(a)	7,946	626	8	8,580

(a) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2023 is generally due to investments no longer held or categorized as Level 3 at year end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial investments.

Portfolio Abbreviation

NVS	Non-Voting Shares

Portfolio Abbreviation

GO	General Obligation
LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind
PILOT	Payment in Lieu of Taxes
SOFR	Secured Overnight Financing Rate